Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Disclosure of assets measured at fair value, reconciliation of changes in items and assets not measured at fair value
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2022				2021
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€99	€19	€40	€158	€71	€21	€13	€105
Financial securities and equity instruments measured at FVPL	13	726	—	214	940	878	—	129	1,007
Derivative financial assets	17	2	30	2	34	5	48	—	53
Derivative operating assets	17	—	873	—	873	—	754	1	755
Collateral deposits	13	51	—	—	51	32	—	15	47
Receivables from financing activities	16	—	—	259	259	—	—	252	252
Trade receivables	16	—	1	—	1	—	5	—	5
Other receivables	16	—	—	89	89	2	218	134	354
Investment held for sale		—	—	—	—	49	—	—	49
Money market securities	18	20,869	—	1	20,870	24,732	298	12	25,042
Total Assets		€21,747	€923	€605	€23,275	€25,769	€1,344	€556	€27,669
Derivative financial liabilities	17	—	18	—	18	—	93	2	95
Derivative operating liabilities	17	—	883	49	932	—	497	9	506
Total Liabilities		€—	€901	€49	€950	€—	€590	€11	€601
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2022	€252	€142	€(11)	€15	€12	€134
Gains/(Losses) recognized in Consolidated Income Statement	—	5	4	—	—	20
Losses recognized in Other comprehensive income/(loss)	—	—	(41)	—	—	—
Issues/Settlements	7	—	—	—	—	—
Purchases/Sales	—	58	—	—	(11)	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	49	—	(15)	—	(65)
At December 31, 2022	€259	€254	€(48)	€—	€1	€89

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2021	€—	€111	€—	€1	€—	€187
FCA - PSA merger	473	28	—	—	—	63
Losses recognized in Consolidated Income Statement	—	20	—	—	—	(13)
Gains recognized in Other comprehensive income/(loss)	—	1	—	—	—	(2)
Issues/Settlements	(221)	(57)	—	—	—	(61)
Purchases/Sales	—	39	(11)	14	12	29
Transfers from Level 3	—	—	—			(69)
At December 31, 2021	€252	€142	€(11)	€15	€12	€134
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2022		2021
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,370	€1,365	€1,247	€1,244
Retail financing		2,475	2,301	1,438	1,444
Finance lease		7	7	5	5
Other receivables from financing activities		595	564	701	701
Total Receivables from financing activities(1)	16	€4,447	€4,237	€3,391	€3,394

Asset-backed financing		€1,655	€1,629	€993	€993
Notes		19,265	17,321	18,493	18,790
Borrowings from banks & Other debt		3,974	3,901	11,610	11,573
Total Debt, excluding Lease liabilities	22	€24,894	€22,851	€31,096	€31,356
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL

Disclosure of liabilities measured at fair value, reconciliation of changes in items and liabilities not measured at fair value
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2022				2021
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€99	€19	€40	€158	€71	€21	€13	€105
Financial securities and equity instruments measured at FVPL	13	726	—	214	940	878	—	129	1,007
Derivative financial assets	17	2	30	2	34	5	48	—	53
Derivative operating assets	17	—	873	—	873	—	754	1	755
Collateral deposits	13	51	—	—	51	32	—	15	47
Receivables from financing activities	16	—	—	259	259	—	—	252	252
Trade receivables	16	—	1	—	1	—	5	—	5
Other receivables	16	—	—	89	89	2	218	134	354
Investment held for sale		—	—	—	—	49	—	—	49
Money market securities	18	20,869	—	1	20,870	24,732	298	12	25,042
Total Assets		€21,747	€923	€605	€23,275	€25,769	€1,344	€556	€27,669
Derivative financial liabilities	17	—	18	—	18	—	93	2	95
Derivative operating liabilities	17	—	883	49	932	—	497	9	506
Total Liabilities		€—	€901	€49	€950	€—	€590	€11	€601
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2022	€252	€142	€(11)	€15	€12	€134
Gains/(Losses) recognized in Consolidated Income Statement	—	5	4	—	—	20
Losses recognized in Other comprehensive income/(loss)	—	—	(41)	—	—	—
Issues/Settlements	7	—	—	—	—	—
Purchases/Sales	—	58	—	—	(11)	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	49	—	(15)	—	(65)
At December 31, 2022	€259	€254	€(48)	€—	€1	€89

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2021	€—	€111	€—	€1	€—	€187
FCA - PSA merger	473	28	—	—	—	63
Losses recognized in Consolidated Income Statement	—	20	—	—	—	(13)
Gains recognized in Other comprehensive income/(loss)	—	1	—	—	—	(2)
Issues/Settlements	(221)	(57)	—	—	—	(61)
Purchases/Sales	—	39	(11)	14	12	29
Transfers from Level 3	—	—	—			(69)
At December 31, 2021	€252	€142	€(11)	€15	€12	€134
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2022		2021
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,370	€1,365	€1,247	€1,244
Retail financing		2,475	2,301	1,438	1,444
Finance lease		7	7	5	5
Other receivables from financing activities		595	564	701	701
Total Receivables from financing activities(1)	16	€4,447	€4,237	€3,391	€3,394

Asset-backed financing		€1,655	€1,629	€993	€993
Notes		19,265	17,321	18,493	18,790
Borrowings from banks & Other debt		3,974	3,901	11,610	11,573
Total Debt, excluding Lease liabilities	22	€24,894	€22,851	€31,096	€31,356
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL